Summary of Significant Accounting Policies (Tables)	7 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Summary of Basic and Diluted Net Earnings (loss) Per Common Share
The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	Three Months Ended September 30, 2021		For the Period from March 1, 2021 (Inception) Through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(234,761)	$(56,919)	$(361,781)	$(137,143)

Denominator:
Basic and diluted weighted average shares outstanding	23,715,500	5,750,000	13,917,547	5,275,821
Basic and diluted net loss per share	$(0.01)	$(0.01)	$(0.03)	$(0.03)

Summary of Reconciliation of Condensed Balance Sheet
As of September 30, 2021, the Class A common stock subject to possible redemption reflected in the condensed balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Issuance costs allocated to Class A common stock	(13,181,867)
Plus:
Accretion of carrying value to redemption value	13,181,867

Class A common stock subject to possible redemption	$230,000,000